Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2025
Right-of-use assets	$3,228	$8,560

Operating lease liabilities – current	$1,027	$2,033
Operating lease liabilities – non-current	2,172	6,943
Total operating lease liabilities	$3,199	$8,976

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2025 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.24
Weighted average discount rate	3.64%

Schedule of Future Minimum Payments Under the Operating Leases

The following is a schedule of future minimum payments under the Company’s operating leases as of December 31, 2025:

Amounts
2026	$2,324
2027	2,207
2028	2,196
2029	2,048
2030	940
Total lease payments	9,715
Less: imputed interest	(739)
Total operating lease liabilities, net of interest	$8,976